Income Taxes - Components of Provision for Income Taxes from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal:
Deferred	$ (2,126)	$ (4,215)
State:
Current	2	30
Deferred	(255)	(690)
Change in valuation allowance	2,381	4,877
Total income tax provision	$ 2	$ 2